Investment Strategy	Jul. 23, 2025
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a rules-based, “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index

S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Index, which measures the performance of companies within the S&P SmallCap 600® Index (the “S&P SmallCap 600”) that have had positive free cash flow (FCF) for at least seven consecutive years and simultaneously have high FCF margin and high FCF return on invested capital (ROIC) relative to the other companies in the S&P SmallCap 600.
The initial Index universe is derived from the component companies of the S&P SmallCap 600 Index. The S&P SmallCap 600 is comprised of common stocks of approximately 600 small-capitalization companies that generally represent the small-cap segment of the U.S. equity market.
Free Cash Flow (FCF): net cash flow from operating activities minus capital expenditures FCF Margin: FCF / revenue FCF ROIC: FCF / (total debt plus total equity)
The initial universe of companies is screened based on a company’s FCF. To be included in the Index, a company must have had positive FCF for the at least seven consecutive years. Companies classified as being in the real estate sector and companies classified in the following industries within the financials sector — banks, investment banking & brokerage, insurance and custodian banks — are excluded from the Index universe. The equity securities of the 160 companies with the highest FCF Scores are eligible to be included in the Index. A company’s FCF Score is computed using its five-year average of FCF Margin and its five-year average of FCF ROIC. If there are fewer than 160 eligible remaining companies, the initial universe will be screened for companies with a positive FCF for at least six consecutive years (with a minimum threshold of five consecutive years of positive FCF).
The remaining companies are then ranked by their FCF Score. The equity securities of the 80 companies with the highest FCF Scores are included in the Index.
The component securities are weighted by the product of their float-adjusted market capitalization and their FCF Score. The maximum weight of each component is capped at 5% and each component’s weight is floored at 0.05%. The maximum weight of any given sector is 40%. Weight above individual security and sector limitations are typically redistributed among the other Index constituents in proportion to their weights. As of April 30, 2025, the companies included in the Index had a market capitalization of $535.4 million to $7.5 billion. As of April 30, 2025, the Index had no significant exposure to any one sector. The Index is typically reconstituted and rebalanced semi-annually as of the close of business on the third Friday of April and October based on data as of the last business days of March and September, respectively.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in small-capitalization equity securities that are the component securities of the Index. The Fund considers “small-capitalization” companies to be companies within the S&P SmallCap 600 Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all component securities of the Index in the same approximate proportion as in the Index.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of April 30, 2025, the Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of April 30, 2025, the Index was not concentrated in any industry or group of industries.
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a rules-based, “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index

S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Index, which measures the performance of companies within the S&P MidCap 400 Index® (the “S&P MidCap 400”) that have had positive free cash flow (FCF) for at least seven consecutive years and simultaneously have high FCF margin and high FCF return on invested capital (ROIC) relative to the other companies in the S&P MidCap 400.
The initial Index universe is derived from the component companies of the S&P MidCap 400 Index. The S&P MidCap 400 is comprised of common stocks of approximately 400 mid-capitalization companies that generally represent the mid-cap segment of the U.S. equity market.
Free Cash Flow (FCF): net cash flow from operating activities minus capital expenditures FCF Margin: FCF / revenue FCF ROIC: FCF / (total debt plus total equity)
The initial universe of companies is screened based on a company’s FCF. To be included in the Index, a company must have had positive FCF for the at least seven consecutive years. Companies classified as being in the real estate sector and companies classified in the following industries within the financials sector — banks, investment banking & brokerage, insurance and custodian banks — are excluded from the Index universe. The equity securities of the 160 companies with the highest FCF Scores are eligible to be included in the Index. A company’s FCF Score is computed using its five-year average of FCF Margin and its five-year average of FCF ROIC. If there are fewer than 160 eligible remaining companies, the initial universe will be screened for companies with a positive FCF for at least six consecutive years (with a minimum threshold of five consecutive years of positive FCF).
The remaining companies are then ranked by their FCF Score. The equity securities of the 80 companies with the highest FCF Scores are included in the Index.
The component securities are weighted by the product of their float-adjusted market capitalization and their FCF Score. The maximum weight of each component is capped at 5% and each component’s weight is floored at 0.05%. The maximum weight of any given sector is 40%. Weight above individual security and sector limitations are typically redistributed among the other Index constituents in proportion to their weights. As of April 30, 2025, the companies included in the Index had a market capitalization of $2.2 billion to $18.6 billion. As of April 30, 2025, the Index had significant exposure to the Information Technology sector. The Index is typically reconstituted and rebalanced semi-annually as of the close of business on the third Friday of April and October based on data as of the last business days of March and September, respectively.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in mid-capitalization equity securities that are the component securities of the Index. The Fund considers “mid-capitalization” companies to be companies within the S&P MidCap 400 Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all component securities of the Index in the same approximate proportion as in the Index.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of April 30, 2025, the Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of April 30, 2025, the Index was not concentrated in any industry or group of industries.